Leases - Schedule Of Undiscounted Future Minimum Payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	May 31, 2021 CNY (¥)
Leases.
2023	¥ 3,402	$ 493
2024	873	127
2025 and after	273	40
Total undiscounted cashflows	4,548	660
Less: imputed interest	169	25
Present value of lease liabilities	¥ 4,379	$ 635	¥ 23,711